RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

29.RELATED PARTY TRANSACTIONS

The compensation paid to related parties in respect of services rendered in 2024 were:

●	$135,095 (2023-$170,554) in respect of fees of Matthew Shaw (Non-executive director);
●	$129,909 (2023-$129,752) in respect of fees for Maria Perrella (Non-executive director);
●	$145,562 (2023-$135,105) in respect of fees for Raghav Chopra (Non-executive director);
●	$92,939 (2023-$27,659) to Jim MacCallum (CFO) through JMM Consulting Inc.